Share capital - Summary of deferred share units outstanding (Detail) - Deferred Share Units [Member] - Deferred Share Unit Plan [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Number Of Other Equity Instruments Outstanding [Line Items]
Granted	708	615	450
Redeemed	(220)
Outstanding, Ending	1,553	1,065	450